Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	$1,145	$1,308,282
Series A, 5.00%, 12/01/47	1,010	1,140,409

		2,448,691

Arizona — 9.4%
Arizona Board of Regents, RB, Series A, 4.00%, 07/01/42	1,000	1,140,296
Arizona Board of Regents, Refunding COP, Series C, 5.00%, 06/01/22(a)	2,595	2,634,602
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/42	1,000	1,000,000
Series A, 5.00%, 12/01/42	2,785	3,033,907
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	931,381
5.00%, 07/01/54(b)	615	662,527
7.10%, 01/01/55(b)	250	248,094
Series A, 5.00%, 07/01/39(b)	1,280	1,332,308
Series A, (BAM), 5.00%, 06/01/49	2,500	2,944,822
Series A, 5.00%, 07/01/49(b)	1,445	1,494,251
Series A, 5.00%, 07/15/49(b)	1,000	1,088,333
Series A, 5.00%, 12/15/49(b)	250	276,760
Series A, 4.00%, 02/01/50	2,635	2,937,192
Series A, 5.00%, 07/01/54(b)	1,110	1,146,364
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	557,459
Series A, 5.38%, 07/01/50(b)	1,645	1,823,589
Series A, 5.50%, 07/01/52(b)	600	640,199
Series G, 5.00%, 07/01/47(b)	2,360	2,632,117
Series S, (SD CRED PROG), 5.00%, 07/01/37	750	864,430
City of Buckeye Arizona, RB, (NPFGC), 5.00%, 07/01/43	4,000	4,466,228
City of Goodyear Arizona Water & Sewer Revenue, RB, 2nd Series, Subordinate, (AGM), 4.00%, 07/01/45	250	279,962
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	3,874,507
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,584,664
City of Phoenix Civic Improvement Corp., ARB
Series A, AMT, 5.00%, 07/01/42	3,000	3,436,461
Junior Lien, 3.00%, 07/01/49	1,500	1,525,461
City of Phoenix Civic Improvement Corp., RB
Series B, (BHAC-CR FGIC), 5.50%, 07/01/41	100	145,016
Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,465,032
City of Phoenix Civic Improvement Corp., Refunding RB
AMT, Senior Lien, 5.00%, 07/01/32	700	736,231
Series D, Junior Lien, 4.00%, 07/01/40	1,000	1,110,553
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/23(a)	500	536,903
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	825	916,005
Industrial Development Authority of the City of Phoenix, RB
6.63%, 07/01/23(a)	500	541,290

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the City of Phoenix, RB (continued)
Series A, 5.00%, 07/01/44	$2,000	$2,121,138
Series A, 6.75%, 07/01/44(b)	440	494,834
Series A, 5.00%, 07/01/46(b)	1,570	1,684,506
Industrial Development Authority of the City of Phoenix, Refunding RB
5.00%, 07/01/45(b)	500	529,027
5.00%, 07/01/46	500	539,911
Industrial Development Authority of the County of Pima, RB(b)
5.00%, 06/15/47	2,215	2,244,876
5.00%, 07/01/49	1,150	1,187,999
Industrial Development Authority of the County of Pima, Refunding RB
5.00%, 06/15/49(b)	1,985	2,070,845
5.00%, 06/15/52(b)	530	552,377
Series A, 4.00%, 09/01/29	1,000	1,030,265
Industrial Development Authority of the County of Yavapai, Refunding RB, 4.00%, 08/01/43	1,650	1,816,006
Kyrene Elementary School District No.28, GO
Series B, 5.50%, 07/01/29	480	512,057
Series B, 5.50%, 07/01/30	400	426,714
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,097,798
4.00%, 07/01/50	1,500	1,657,149
Series A, 4.00%, 01/01/41	4,745	5,244,478
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(b)	545	617,912
5.00%, 07/01/47(b)	1,000	1,079,174
5.00%, 07/01/54(b)	1,500	1,662,292
Series A, 5.00%, 09/01/36	1,525	1,812,231
Series A, 5.00%, 01/01/38	500	575,141
Series A, 4.13%, 09/01/38	550	606,591
Series A, 4.13%, 09/01/42	750	823,194
Series A, 5.00%, 09/01/42	1,000	1,175,213
Maricopa County Unified School District No.11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,398,000
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	569,006
Northern Arizona University, RB, 5.00%, 08/01/23(a)	3,000	3,188,823
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,655,451
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	245	257,193
Salt River Project Agricultural Improvement & Power District, Refunding RB
5.00%, 01/01/38	2,000	2,380,502
Series A, 5.00%, 12/01/41	2,000	2,234,680
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,457,840
5.00%, 12/01/32	155	190,649
5.00%, 12/01/37	2,500	3,236,432
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,508,319

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Town of Queen Creek Arizona Excise Tax Revenue, RB
4.00%, 08/01/50	$1,700	$1,910,647
Series A, 5.00%, 08/01/42	750	892,891
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,341,106

		107,790,211

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	4,885	5,262,171

California — 13.5%
ABC Unified School District, GO, Series C, (NPFGC-IBC FGIC), 0.00%, 08/01/34(c)	1,215	909,153
Alvord Unified School District, Refunding GO, Series B, (AGM), 0.00%, 08/01/41(c)	1,175	627,147
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	3,505	3,786,665
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	320	343,674
Series A-2, 4.00%, 08/01/47	2,050	1,918,589
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(a)	1,090	1,153,477
Sub-Series A-2, 5.00%, 11/01/47	1,770	2,479,430
California Housing Finance Agency, RB, M/F Housing
3.25%, 08/20/36	3,097	3,307,618
Series 2021-1, Class A, 3.50%, 11/20/35	1,255	1,371,029
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	145	165,769
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	835	888,668
Series I, 5.50%, 11/01/31	1,000	1,076,175
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	3,480	3,501,402
California Statewide Communities Development Authority, Refunding RB
Series A, 5.00%, 06/01/36(b)	1,360	1,511,080
Series A, 5.00%, 06/01/46(b)	1,680	1,835,933
Series A, 4.00%, 12/01/53	2,300	2,351,589
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	5,000	5,519,315
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	1,660	1,386,228
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.13%, 06/01/57	2,685	2,140,136
4.00%, 06/01/58	4,290	4,044,320
4.00%, 12/01/58	4,840	4,536,571
Golden State Tobacco Securitization Corp., Refunding RB
0.00%, 06/01/66(c)	6,750	1,045,683
Series A-1, 3.50%, 06/01/22(a)	2,115	2,136,281
Series A-1, 5.00%, 06/01/22(a)	2,105	2,136,575
Series A-2, 5.00%, 06/01/22(a)	1,690	1,715,288
Grossmont Union High School District, GO, 0.00%, 08/01/31(c)	5,000	4,074,300
Grossmont-Cuyamaca Community College District, GO, CAB, Series C, (AGC), 0.00%, 08/01/30(c)	10,030	8,526,272

Security	Par (000)	Value

California (continued)
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(d)	$4,125	$5,202,132
Kern Community College District, GO, Series C, 5.50%, 11/01/23(a)	1,620	1,749,313
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(d)	4,445	4,998,598
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	975	1,121,624
Series A, AMT, 5.00%, 03/01/37	1,075	1,234,353
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/36(c)	8,750	6,113,721
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(a)	2,905	3,071,335
Series J, 5.25%, 05/15/38	825	865,974
Rio Hondo Community College District, GO, CAB(c)
Series C, 0.00%, 08/01/37	4,005	2,747,774
Series C, 0.00%, 08/01/38	5,000	3,322,555
San Bernardino Community College District, GO, CAB, Series B, 6.38%, 08/01/34	10,000	11,354,220
San Diego Community College District, GO, CAB(c)
0.00%, 08/01/31	2,145	1,335,353
0.00%, 08/01/32	2,680	1,566,849
San Diego County Regional Airport Authority, ARB
Series B, AMT, 4.00%, 07/01/51	890	965,956
Series B, AMT, 4.00%, 07/01/56	935	1,014,604
San Diego Unified School District, GO, CAB(c)
Series C, Election 2008, 0.00%, 07/01/38	3,800	2,548,295
Series G, Election 2008, 0.00%, 01/01/24(a)	7,295	3,721,005
San Diego Unified School District, Refunding GO, CAB(c)
Series R-1, 0.00%, 07/01/30	5,000	4,228,240
Series R-1, 0.00%, 07/01/31	3,005	2,472,526
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,121,870
Series A, AMT, 5.25%, 05/01/33	830	870,474
Series A, AMT, 5.00%, 05/01/49	795	934,160
San Mateo County Community College District, GO, CAB, Series C, (NPFGC), 0.00%, 09/01/30(c)	12,740	10,695,217
State of California, GO
5.50%, 04/01/28	5	5,020
5.00%, 04/01/42	1,500	1,509,891
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(c)	5,500	3,627,509
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	687,253
Yosemite Community College District, GO, Series D, 0.00%, 08/01/36(c)	15,000	10,648,470

		154,222,658

Colorado — 1.3%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	345	358,815
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,074,799
Series A, AMT, 5.50%, 11/15/30	330	354,346
Series A, AMT, 5.50%, 11/15/31	400	429,301

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	$3,035	$3,238,172
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/37(c)	1,760	1,037,890
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	2,555	2,741,262
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	1,158,225
Series A, 3.25%, 08/01/49	1,610	1,662,222
Series A, 4.00%, 08/01/49	1,705	1,858,834
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	565,620

		14,479,486

Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	950	958,053
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	320	330,190
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(b)	205	222,519
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	2,570	2,828,144
State of Connecticut, GO, Series C, 5.00%, 06/15/32	1,455	1,742,402

		6,081,308

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,851,517

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-1, (FHA), 2.55%, 03/01/42	4,620	4,341,820
District of Columbia, RB, Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	435	436,435
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	3,160,091

		7,938,346

Florida — 8.3%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	4,038,884
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(b)	1,285	1,311,644
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	1,725	601,059
Series A, 0.00%, 09/01/53	1,840	537,022
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	1,005	1,110,122
Series A, AMT, 5.00%, 10/01/49	300	348,480
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	1,930	2,106,205
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	1,135	1,255,538
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	450	491,625
Series A, AMT, 5.00%, 10/01/22(a)	5,990	6,164,848

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(a)
Series A, 5.38%, 10/01/23	$1,170	$1,256,960
Series A, 6.00%, 10/01/23	4,780	5,184,359
Series B, AMT, 6.00%, 10/01/23	3,765	4,081,396
Series B, AMT, 6.25%, 10/01/23	1,500	1,630,978
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/38	1,000	589,964
Series A-2, 0.00%, 10/01/41	1,900	999,713
Series A-2, 0.00%, 10/01/42	2,210	1,117,990
Series A-2, 0.00%, 10/01/43	2,010	976,514
Series A-2, 0.00%, 10/01/44	2,055	961,015
Series A-2, 0.00%, 10/01/45	2,725	1,227,656
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	5,055	5,458,940
Florida Development Finance Corp., RB(b)
AMT, 5.00%, 05/01/29	1,275	1,346,114
Series A, AMT, 5.00%, 08/01/29(e)	500	509,266
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	710	770,513
Florida Housing Finance Corp., RB, S/F Housing, 1st Series, (FHLMC, FNMA, GNMA), 3.75%, 07/01/42	375	392,234
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/47	8,755	9,984,220
Sub-Series A, AMT, 5.00%, 10/01/52	3,540	4,029,614
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,995	2,136,430
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	261,578
3.85%, 05/01/39	450	462,195
5.38%, 05/01/47	260	281,557
4.00%, 05/01/49	675	689,370
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	379,231
4.00%, 05/01/50	605	618,693
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	65	65,250
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	6,595	7,301,338
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,880	3,225,289
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,325	1,439,002
5.00%, 08/01/47	3,845	4,168,395
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	410	428,145
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41.	160	178,358
Series B, 5.00%, 11/15/42	300	355,230
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	4,140	4,722,962
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	2,820	2,986,608
State of Florida, GO, Series B, 4.00%, 07/01/39	4,905	5,519,807

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Storey Creek Community Development District, SAB
4.00%, 12/15/39	$415	$436,365
4.13%, 12/15/49	350	367,816

		94,506,492

Georgia — 2.2%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	1,180	1,325,182
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	430	463,802
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	2,980	3,220,483
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,475	1,952,018
Series A, 5.00%, 05/15/38	910	1,215,483
Series A, 5.00%, 05/15/43	1,620	1,881,350
Series A, 5.00%, 05/15/49	1,230	1,745,795
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	1,005	1,097,034
5.00%, 01/01/56	1,370	1,579,715
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	7,475	8,666,919
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(a)	1,565	1,690,674

		24,838,455

Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB COP
AMT, 5.25%, 08/01/25	485	513,071
AMT, 5.25%, 08/01/26	525	555,121

		1,068,192

Illinois — 10.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	2,645	3,088,167
Series A, 5.00%, 12/01/38	1,075	1,253,202
Series A, 5.00%, 12/01/39	960	1,117,549
Series A, 5.00%, 12/01/40	1,945	2,258,767
Series A, 5.00%, 12/01/41	1,265	1,471,635
Series C, 5.25%, 12/01/35	970	1,044,747
Series D, 5.00%, 12/01/46	1,230	1,317,502
Series H, 5.00%, 12/01/36	295	334,044
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	2,225	2,621,128
Series C, 5.00%, 12/01/25	415	466,995
Series D, 5.00%, 12/01/25	530	596,403
Series G, 5.00%, 12/01/34	290	328,756
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	590	548,139
Chicago Midway International Airport, Refunding ARB
Series A, 2nd Lien, AMT, 5.00%, 01/01/41	2,070	2,196,756
Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,475	1,568,904
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,997,038
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	4,090	4,236,095
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 5.00%, 01/01/31	2,500	2,508,425
Series B, Senior Lien, 5.00%, 01/01/41	3,800	4,261,141
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,773,041

Security	Par (000)	Value

Illinois (continued)
Cook County Community College District No. 508, GO
5.50%, 12/01/38	$1,000	$1,062,225
5.25%, 12/01/43	1,500	1,574,705
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	325	329,463
Illinois Finance Authority, Refunding RB
Series B, 4.00%, 08/15/41	1,100	1,176,670
Series C, 4.13%, 08/15/37	2,430	2,598,239
Series C, 5.00%, 08/15/44	820	901,694
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	950	1,034,282
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	6,495	7,345,118
Series B, 5.00%, 01/01/37	1,785	2,015,934
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, 5.25%, 01/01/33	9,145	9,483,365
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	3,005	3,395,359
Metropolitan Pier & Exposition Authority, RB, CAB(c)
(BAM-TCRS), 0.00%, 12/15/56	2,965	908,452
Series A, (NPFGC), 0.00%, 12/15/26	5,000	4,464,900
Series A, (NPFGC), 0.00%, 06/15/30	14,205	11,423,718
Series A, (NPFGC), 0.00%, 06/15/30(f)	800	671,474
Series A, (NPFGC), 0.00%, 12/15/33	9,950	7,136,717
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	1,690	1,791,893
Series B, (AGM), 0.00%, 06/15/44(c)	8,075	4,043,080
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(c)	4,140	1,367,260
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	4,117,520
State of Illinois, GO
5.25%, 02/01/30	2,010	2,152,021
5.25%, 02/01/32	2,330	2,494,631
5.50%, 07/01/33	2,920	3,082,951
5.25%, 02/01/34	1,610	1,723,758
5.50%, 07/01/38	2,700	2,850,674
5.50%, 05/01/39	2,785	3,372,919
Series D, 5.00%, 11/01/28	440	509,323

		124,016,779

Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,478,960
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(a)	3,285	3,468,212
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(a)	700	702,450

		5,649,622

Iowa — 0.4%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	865	921,718
Series B, 5.25%, 12/01/50(e)	1,255	1,346,006
Iowa Student Loan Liquidity Corp., 3.00%, 12/01/39	1,885	1,917,662

		4,185,386

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	655	692,690

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.8%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	$330	$389,365
Series B, (AGM), 5.00%, 12/01/35	440	518,391
Series B, (AGM), 5.00%, 12/01/36	395	464,885
Series B, (AGM), 5.00%, 12/01/37	495	582,305
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,624,707
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A, Sub Lien, 5.00%, 02/01/24(a)	4,015	4,333,618
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/46	4,600	5,251,558
5.00%, 05/15/47	1,895	2,118,853
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	5,080	5,497,774

		20,781,456

Maine — 0.0%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	465	478,517

Maryland — 3.7%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	500	526,694
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	260,543
City of Baltimore Maryland, RB
Series A, 5.00%, 01/01/24(a)	1,000	1,075,996
Series A, 5.00%, 07/01/41	100	115,417
Series A, 5.00%, 07/01/46	495	569,344
Series C, 5.00%, 01/01/24(a)	1,000	1,075,996
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	750	762,586
Series A, 4.50%, 09/01/33	185	201,860
Series A, 5.00%, 09/01/38	250	274,205
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	665,225
Series A, Senior Lien, 3.63%, 06/01/46	1,095	1,104,852
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	201,444
Series B, 3.88%, 06/01/46	300	301,500
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	1,745	2,054,516
County of Anne Arundel Maryland, Refunding RB, 3.25%, 09/01/28	360	364,653
County of Baltimore Maryland, Refunding RB, 4.00%, 01/01/50	500	555,136
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	240	274,554
County of Howard Maryland, TA
6.10%, 02/15/44	250	260,503
Series A, 4.50%, 02/15/47(b)	500	518,021
County of Montgomery Maryland, RB
4.00%, 12/01/44	750	806,891
Series 2016, 5.00%, 12/01/45	750	869,792
County of Prince George’s Maryland, ARB, 5.20%, 07/01/34	1,162	1,164,072
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	325,578

Security	Par (000)	Value

Maryland (continued)
Howard County Housing Commission, RB, M/F Housing
5.00%, 12/01/42	$500	$569,848
4.00%, 06/01/46	500	527,277
Series A, 5.00%, 06/01/44	550	576,173
Maryland Community Development Administration, RB, M/F Housing
Series A, 4.05%, 07/01/42	1,220	1,221,632
Series D, 3.70%, 07/01/35	500	515,593
Maryland Community Development Administration, Refunding RB, Series D, 3.25%, 09/01/50	470	493,306
Maryland Economic Development Corp., ARB, AMT, 5.00%, 06/01/49	250	285,579
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	390	454,922
Maryland Economic Development Corp., Refunding RB
5.00%, 07/01/37	500	500,532
5.00%, 07/01/39	500	528,781
(AGM), 5.00%, 06/01/43	1,350	1,516,406
Series A, 5.00%, 06/01/35	100	116,257
Maryland Health & Higher Educational Facilities Authority, RB
4.00%, 07/01/48	300	323,076
Series 2017, 5.00%, 12/01/46	250	294,862
Series A, 5.00%, 05/15/42	2,330	2,685,078
Series B, 4.00%, 04/15/45	250	277,386
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/24(a)	700	765,499
5.00%, 06/01/29	500	506,010
5.00%, 07/01/34	510	593,083
5.00%, 07/01/35	200	223,885
4.00%, 07/01/39(a)	100	104,477
5.00%, 07/01/40	1,000	1,096,583
4.00%, 07/01/41	500	530,570
5.00%, 08/15/42	1,000	1,103,380
4.13%, 07/01/47	500	525,997
Series A, 4.00%, 07/01/22(a)	1,260	1,278,436
Series A, 5.00%, 07/01/22(a)	1,000	1,018,762
Series A, 5.00%, 10/01/22(a)	900	926,488
Series A, 5.00%, 01/01/28	100	113,016
Series A, 5.00%, 01/01/45	500	552,753
Series A, 5.00%, 10/01/49	530	630,437
Maryland State Transportation Authority, ARB, AMT, 4.00%, 06/01/29	1,925	1,943,440
Maryland State Transportation Authority, Refunding RB, AMT, 5.00%, 03/01/22(a)	445	446,601
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	3,620	3,775,664
Washington Suburban Sanitary Commission, RB, Second Series, (GTD), 4.00%, 06/01/41	875	955,956

		42,307,123

Massachusetts — 5.4%
City of Holyoke Massachusetts, Refunding GO, (SAW), 5.00%, 09/01/22(a)	1,000	1,025,889

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, RB, Series A, 5.00%, 06/15/22(a)	$1,000	$1,016,691
Commonwealth of Massachusetts, GO
Series C, 5.00%, 07/01/45	1,000	1,116,314
Series G, 4.00%, 09/01/42	1,000	1,093,071
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.25%, 07/01/29	730	923,821
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,454,222
Massachusetts Development Finance Agency, RB
5.00%, 10/01/46	500	556,796
5.00%, 07/01/47	580	645,616
5.00%, 10/01/48	200	224,006
Series A, 5.25%, 01/01/42	500	568,233
Series A, (AMBAC), 5.75%, 01/01/42	650	943,270
Series A, 5.00%, 01/01/47	5,945	6,646,486
Series J, 5.00%, 07/01/42	1,950	1,979,552
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	150	169,232
4.00%, 07/01/39	2,545	2,737,944
5.00%, 04/15/40	1,000	1,075,295
4.00%, 07/01/41	7,685	8,457,081
4.13%, 10/01/42(b)	550	585,663
4.00%, 12/01/42	485	521,391
5.00%, 12/01/42	525	590,802
5.00%, 09/01/43	500	575,532
4.00%, 07/01/44	250	276,838
Series A, 5.00%, 06/01/39	250	301,863
Series A, 5.00%, 07/01/44	250	291,347
Series A, 4.00%, 06/01/49	420	465,439
Series A-2, 4.00%, 07/01/41	100	112,246
Series E, 4.00%, 07/01/38	500	536,164
Series P, 5.45%, 05/15/59	1,500	1,901,688
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	1,000	1,092,522
Series B, AMT, 2.63%, 07/01/36	290	282,112
AMT, Subordinate, 3.75%, 07/01/47	2,135	2,161,500
Series C, AMT, Subordinate, 3.00%, 07/01/51	1,880	1,788,089
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	105	106,831
Massachusetts Health & Educational Facilities Authority, Refunding RB
Series M, 5.50%, 02/15/27	1,000	1,200,985
Series T-2, 5.00%, 10/01/32	500	513,164
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, (FHA), 5.25%, 12/01/35	130	130,273
Series A, 3.80%, 12/01/43	500	526,043
Series A, 3.85%, 06/01/46	130	135,110
Series C-1, 3.15%, 12/01/49	1,000	999,369
Series D-1, 2.55%, 12/01/50	295	274,748
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	1,775	1,823,651
Series A, AMT, 4.50%, 12/01/47	475	493,615

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	$465	$474,986
Massachusetts Port Authority, ARB
Series A, AMT, 5.00%, 07/01/22(a)	1,000	1,018,344
Series B, AMT, 5.00%, 07/01/45	1,750	1,951,784
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(a)	3,500	3,686,448
Series A, 5.00%, 08/15/45	750	919,697
Sub-Series B, 4.00%, 02/15/43	1,780	1,869,773
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	1,173,312
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/22(a)	500	516,313
University of Massachusetts Building Authority, Refunding RB, Series 1, Senior Lien, 5.00%, 11/01/50	1,000	1,207,288

		62,138,449

Michigan — 3.8%
Eastern Michigan University, RB
Series A, (AGM), 4.00%, 03/01/44	1,455	1,578,349
Series A, 4.00%, 03/01/47	1,455	1,615,409
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	3,420	3,642,440
Series A, 4.00%, 12/01/40	7,000	7,737,877
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	2,275	2,087,495
Series A, 4.05%, 10/01/48	1,855	1,964,590
Series A, 4.15%, 10/01/53	1,885	1,990,513
Series A, 2.70%, 10/01/56	8,210	7,588,101
Series A-1, 3.35%, 10/01/49	3,465	3,555,582
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49.	95	96,582
Series B, 2.95%, 12/01/39	675	678,247
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,505	1,806,996
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	3,875	4,451,402
AMT, 5.00%, 06/30/48	570	653,162
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	2,535	2,720,200
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	900	964,500

		43,131,445

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	1,015	1,035,843
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	3,730	4,102,806
Missouri Housing Development Commission, RB, S/F Housing, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46	2,715	2,356,778

		7,495,427

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	$170	$182,555

Nebraska — 0.6%
Central Plains Energy Project, RB
5.00%, 09/01/32	5,010	5,123,852
5.25%, 09/01/37	1,750	1,792,294

		6,916,146

Nevada — 0.2%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,173,646

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(b)(e)
Series A, 3.63%, 07/01/43	665	685,546
Series B, AMT, 3.75%, 07/01/45	1,075	1,103,717
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, (FHA), 4.00%, 07/01/52	3,200	3,326,048

		5,115,311

New Jersey — 7.7%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(a)	40	45,261
Series WW, 5.25%, 06/15/33	370	413,760
Series WW, 5.00%, 06/15/34	485	537,937
Series WW, 5.00%, 06/15/36	2,205	2,441,570
Series WW, 5.25%, 06/15/40	715	788,948
AMT, (AGM), 5.00%, 01/01/31	900	963,542
AMT, 5.13%, 01/01/34	1,620	1,728,410
AMT, 5.38%, 01/01/43	2,115	2,257,756
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(a)	5,360	6,397,792
Sub-Series A, 4.00%, 07/01/32	1,510	1,640,233
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 3.50%, 12/01/39	755	801,496
Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	2,220,663
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	255	255,227
1st Series, AMT, 5.50%, 12/01/26	200	200,175
1st Series, AMT, 5.75%, 12/01/27	1,385	1,386,269
1st Series, AMT, 5.75%, 12/01/28	135	135,122
1st Series, AMT, 5.88%, 12/01/33	1,980	1,982,360
Series B, AMT, 3.25%, 12/01/39	5,985	6,233,078
Sub-Series C, AMT, 3.63%, 12/01/49	1,725	1,688,142
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,195	2,225,262
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,285,090
Series A, 0.00%, 12/15/29(c)	7,530	6,258,944
Series AA, 5.25%, 06/15/33	3,525	3,711,709
Series AA, 5.00%, 06/15/38	4,325	4,663,276
Series AA, 4.13%, 06/15/39	1,210	1,339,501
Series AA, 5.50%, 06/15/39	7,190	7,578,792
Series AA, 5.00%, 06/15/45	2,580	3,079,852
Series AA, 3.00%, 06/15/50	775	764,851
Series D, 5.00%, 06/15/32	1,610	1,766,233

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	$1,060	$1,168,718
Series A, 5.00%, 12/15/36	180	210,451
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/42	355	406,097
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	1,675	1,849,604
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	2,180	2,565,895
Series A, 5.00%, 06/01/36	3,220	3,781,787
Series A, 4.00%, 06/01/37	2,020	2,232,870
Sub-Series B, 5.00%, 06/01/46	8,970	10,097,089

		88,103,762

New Mexico — 0.1%
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/44	200	219,469
Series A, 5.00%, 05/15/49	270	295,167
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	500	554,188

		1,068,824

New York — 6.7%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	6,550	7,148,493
Series D, 5.00%, 11/15/31	460	525,369
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,935	1,860,648
Series I-1, (FHA), 2.55%, 11/01/45	6,665	6,243,325
Series I-1, (FHA), 2.70%, 11/01/55	1,050	983,519
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	2,680	2,943,358
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, Subordinate, 4.00%, 05/01/45	935	1,053,260
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	7,000	7,209,713
New York City Water & Sewer System, RB, Series DD-1, 3.00%, 06/15/50	3,000	3,050,730
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,116,341
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	2,630	2,829,417
Series A, 2.88%, 11/15/46	14,775	14,082,998
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,060	1,177,440
New York State Housing Finance Agency, RB, M/F Housing
Series B, (SONYMA), 3.88%, 11/01/48	400	413,608
Series L-1, (SONYMA), 2.50%, 11/01/45	1,760	1,614,149
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 3.00%, 01/01/46	1,575	1,588,022
Series B, Subordinate, 4.00%, 01/01/50	510	559,285
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	6,045	6,416,090
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	1,160	1,387,644

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 10/01/40	$3,290	$3,890,915
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	1,475	1,611,398
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	2,940	3,186,128
Series 207, AMT, 4.00%, 09/15/43	1,090	1,172,425
Series 223, AMT, 4.00%, 07/15/41	1,175	1,314,642
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	3,040	2,917,272

		76,296,189

North Carolina — 0.0%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	445	496,884

Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,235	14,497,222
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	1,095	1,204,350
County of Montgomery Ohio, Refunding RB
4.00%, 11/15/42	715	778,333
4.00%, 08/01/51	890	991,554
Montgomery County, Refunding RB, 4.00%, 08/01/51	8,560	9,548,877
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	360	400,084
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	460	480,404
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	1,000	1,041,038
Series A-1, Junior Lien, 5.25%, 02/15/32	950	988,735
Series A-1, Junior Lien, 5.25%, 02/15/33	1,325	1,378,671
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(c)	10,040	6,578,921
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	1,136,705

		39,024,894

Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	760	895,965
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,828,123
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	503,053

		3,227,141

Oregon — 0.4%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	605	709,201
Series A, 5.00%, 06/15/40	440	515,115

Security	Par (000)	Value

Oregon (continued)
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	$2,355	$1,296,442
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,303,687
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	805	827,998

		4,652,443

Pennsylvania — 9.8%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	5,850	6,930,454
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	585	645,385
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(a)	1,500	1,587,156
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	225	245,569
4.00%, 08/15/50	1,430	1,544,948
4.00%, 07/01/51	200	217,202
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	755	869,030
Series B, AMT, 5.00%, 07/01/47	3,820	4,368,460
Commonwealth Financing Authority, RB
(AGM), 4.00%, 06/01/39	2,495	2,776,783
Series B, 5.00%, 06/01/22(a)	1,600	1,623,797
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	2,820	2,988,749
Montgomery County, Refunding RB, 4.00%, 05/01/52	3,850	4,190,259
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	2,875	3,195,471
AMT, 5.00%, 12/31/34	10,710	12,116,705
AMT, 5.00%, 12/31/38	13,195	14,795,329
AMT, 5.00%, 06/30/42	2,455	2,730,353
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	2,245	2,458,075
AMT, 5.50%, 11/01/44	1,000	1,046,836
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	524,880
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	1,112,924
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	6,905	7,532,457
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	4,650	4,936,082
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,245	1,252,507
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,480	1,628,981
Series A-1, 5.00%, 12/01/41	3,510	4,010,772

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series B, 5.00%, 12/01/40	$1,375	$1,546,387
Series C, 5.50%, 12/01/23(a)	1,315	1,422,575
Series C, 5.00%, 12/01/39	4,775	5,243,050
Series A, Subordinate, 4.00%, 12/01/49	1,215	1,341,153
Series A, Subordinate, 4.00%, 12/01/50	665	735,475
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	5,155	5,741,469
Pennsylvania Turnpike Commission, Refunding RB
3rd Series, 4.00%, 12/01/38	4,915	5,442,670
Series A-1, 5.00%, 12/01/40	1,805	2,013,107
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	2,110	2,355,011
School District of Philadelphia, Refunding, Series F, (SAW), 5.00%, 09/01/38	730	832,782

		112,002,843

Puerto Rico — 5.1%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	430	441,930
5.63%, 05/15/43	1,320	1,346,722
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	2,120	2,158,489
Series A, Senior Lien, 5.13%, 07/01/37	225	229,155
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,864	3,133,683
Series A-1, Restructured, 5.00%, 07/01/58	17,311	19,260,565
Series A-2, Restructured, 4.33%, 07/01/40	19,762	21,451,651
Series A-2, Restructured, 4.54%, 07/01/53	500	539,196
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,677,805
Series B-1, Restructured, 4.75%, 07/01/53	1,377	1,509,958
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,466,882
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	16,440	5,317,041

		58,533,077

Rhode Island — 2.0%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 75-A, 2.35%, 10/01/44	3,925	3,552,459
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	985	994,733
Rhode Island Turnpike & Bridge Authority, RB
Series A, 3.00%, 10/01/38	375	391,960
Series A, 3.00%, 10/01/39	535	556,763
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,105	1,253,333
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	525	574,485
Series B, 4.50%, 06/01/45	12,185	12,927,042
Series B, 5.00%, 06/01/50	2,630	2,857,032

		23,107,807

South Carolina — 5.8%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/38	1,500	1,585,746
Series A, AMT, 6.00%, 07/01/38	1,955	2,080,390
Series A, AMT, 5.50%, 07/01/41	3,725	3,934,043
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	521,102
4.38%, 11/01/49	715	761,518

Security	Par (000)	Value

South Carolina (continued)
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(a)	$2,505	$2,702,351
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	3,090	3,619,901
5.00%, 01/01/55(b)	2,290	2,340,948
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,885	6,884,903
Series A, 4.25%, 05/01/48	1,685	1,845,616
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(a)	6,770	7,680,355
AMT, 5.00%, 07/01/48	530	612,875
AMT, 5.00%, 07/01/55	2,790	3,194,037
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	17,641,246
Series E, 5.50%, 12/01/53	1,730	1,853,389
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	4,930	5,256,864
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 2.25%, 07/01/46	4,815	4,345,484

		66,860,768

South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority, Refunding RB
4.00%, 07/01/37	2,915	3,200,685
4.00%, 07/01/42	3,000	3,254,673

		6,455,358

Tennessee — 0.7%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	3,550	3,921,423
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	2,945	3,310,277
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	790	832,907

		8,064,607

Texas — 7.2%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	385	342,883
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	3,290	3,578,273
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(a)	5,410	5,538,385
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	1,330	1,335,216
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	765	874,055
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	844,489
Sub-Series A, AMT, 4.00%, 07/01/39	1,650	1,862,461
Sub-Series A, AMT, 4.00%, 07/01/40	1,320	1,484,756
Sub-Series A, AMT, 4.00%, 07/01/47	1,150	1,252,481
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(a)	1,335	1,390,653
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/25(a)	7,500	8,532,165

9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	$2,300	$2,459,875
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(c)	8,085	4,017,032
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	5,000	2,832,165
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,275,500
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	3,620	3,979,643
Series A, 5.00%, 01/01/43	570	674,016
Series B, 5.00%, 01/01/40	1,375	1,420,312
Red River Education Finance Corp., RB, 5.25%, 03/15/23(a)	710	744,923
San Antonio Public Facilities Corp., Refunding RB(c)
0.00%, 09/15/35	8,170	4,292,167
0.00%, 09/15/36	17,540	8,689,070
0.00%, 09/15/37	12,550	5,854,575
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,605,393
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	2,390	2,868,096
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	1,850	1,978,009
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	722,686
Texas Department of Housing & Community Affairs, RB, S/F Housing
3.13%, 07/01/47(g)	3,305	3,329,837
Series A, (GNMA), 4.25%, 09/01/43	905	949,939
Texas Private Activity Bond Surface Transportation Corp., RB
AMT, 5.00%, 06/30/58	1,795	2,083,412
AMT, Senior Lien, 5.00%, 12/31/45	3,020	3,363,308
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/35	310	191,550
0.00%, 08/01/36	170	99,613
0.00%, 08/01/37	225	124,533
0.00%, 08/01/38	810	424,434
0.00%, 08/01/41	1,950	867,746
0.00%, 08/01/44	1,010	382,325
0.00%, 08/01/45	1,775	637,457

		82,903,433

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	2,940	3,362,537
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,055	1,221,144
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	485	503,798
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	1,030,174
Utah Housing Corp., RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	460	476,454

		6,594,107

Virginia — 0.7%
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	395	435,828

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	$1,395	$1,405,257
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.90%, 10/01/48	1,570	1,639,177
Series E, 3.15%, 12/01/49	1,070	1,073,665
Series I, (FHLMC, FNMA, GNMA), 2.63%, 11/01/53	1,190	1,069,339
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(b)(e)	585	606,763
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	1,715	1,748,743

		7,978,772

Washington — 2.7%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	490	499,892
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	4,645	5,309,202
Series C, AMT, 5.00%, 04/01/40	2,395	2,607,721
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	7,865	9,535,904
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	1,229,243
Washington Health Care Facilities Authority, RB
4.00%, 10/01/45	1,670	1,750,157
Series A, 5.00%, 10/01/45	1,785	1,972,238
Series B, 5.00%, 08/15/44	4,000	4,076,116
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	315	372,876
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	3,137	3,304,996

		30,658,345

West Virginia — 0.4%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,865	4,169,210

Wisconsin — 2.7%
Public Finance Authority, RB(b)
5.00%, 10/15/41	570	618,609
5.00%, 10/15/56	225	239,683
Series A, 5.00%, 07/15/39	250	274,331
Series A, 5.00%, 07/01/40	450	484,867
Series A, 5.00%, 10/15/40	1,130	1,217,984
Series A, 5.00%, 07/15/49	955	1,032,203
Series A, 5.00%, 07/15/54	455	490,081
Series A, 5.00%, 10/15/55	1,545	1,643,620
Series A-1, 4.50%, 01/01/35	605	642,782
Series A-1, 5.00%, 01/01/55	825	886,166
Public Finance Authority, Refunding RB(b)
5.00%, 09/01/49	335	353,527
5.25%, 05/15/52	1,015	1,090,121
5.00%, 09/01/54	455	480,170
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/51	6,605	7,274,740
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	520	529,360
Series A, 4.15%, 11/01/48	5,080	5,525,420
Series A, 4.45%, 05/01/57	3,395	3,620,041

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, S/F Housing
Series A, 1.80%, 03/01/31	$400	$378,448
Series A, 1.85%, 09/01/31	320	302,293
Series A, 1.90%, 03/01/32	600	566,059
Series A, 1.95%, 09/01/32	450	424,232
Wisconsin Housing & Economic Development Authority, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.05%, 11/01/36	1,165	1,087,847
Series A, (HUD SECT 8), 2.25%, 11/01/41	805	740,459
Series A, (HUD SECT 8), 2.45%, 11/01/46	1,210	1,105,210

		31,008,253

Total Municipal Bonds — 122.1% (Cost: $1,291,416,418)		1,396,958,796

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,645,470
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	5,085	5,620,269

		10,265,739

California — 1.6%
Bay Area Toll Authority, Refunding RB(i)
4.00%, 04/01/42	1,998	2,168,640
4.00%, 04/01/47	9,108	9,765,531
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(i)	3,729	4,450,331
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,980	2,276,902

		18,661,404

Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	5,518	6,556,947

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,271	3,697,316

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	3,052	3,265,850
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	5,930	6,077,764
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,390,344

		11,733,958

Florida — 3.6%
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	4,215	4,892,418
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,917	2,059,599
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	8,100	8,839,514

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(a)	$6,870	$7,061,604
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	8,003,237
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(i)	9,456	10,417,284

		41,273,656

Georgia — 1.4%
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,599	1,678,089
Series A, 3.70%, 06/01/49	7,155	7,571,583
Georgia Ports Authority, RB, 4.00%, 07/01/51(i)	5,403	6,202,775

		15,452,447

Illinois — 2.0%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,859,971
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(a)	2	2,505
Series C, 4.00%, 02/15/41	912	998,607
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,017	5,185,424
Series A, 5.00%, 01/01/40	6,451	7,155,437
Series B, 5.00%, 01/01/40	2,459	2,755,999
Series C, 5.00%, 01/01/38	3,243	3,564,855

		22,522,798

Kansas — 1.2%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/47(a)	11,167	13,205,179

Louisiana — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(a)	3,600	3,922,418

Maryland — 1.5%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41.	6,653	7,678,837
Series A, 5.00%, 07/01/46	3,815	4,387,774
Series A, 4.00%, 07/01/49	3,378	3,772,159
Maryland Stadium Authority, RB, 5.00%, 05/01/42	1,500	1,757,257

		17,596,027

Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,484	4,812,194
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	1,000	1,009,931
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	430	481,418
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	1,246	1,198,253
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(i)	2,000	2,317,189

		9,818,985

11

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 2.2%
Michigan Finance Authority, RB
4.00%, 02/15/47	$5,517	$6,104,813
Series A, 5.00%, 11/01/44	4,671	5,193,351
Series A, 4.00%, 02/15/50	3,975	4,333,004
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	2,050	2,298,639
Series I, 4.00%, 04/15/54	3,765	4,215,999
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,919,020

		25,064,826

Nevada — 1.8%
County of Clark Nevada, GO
Series A, 5.00%, 06/01/38	7,263	8,630,129
Series A, 5.00%, 05/01/48	2,740	3,210,726
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	8,180	9,269,799

		21,110,654

New Jersey — 1.2%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,920	2,193,800
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	5,501	6,164,022
Series G, 4.00%, 01/01/43	5,103	5,624,222

		13,982,044

New York — 6.1%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	8,220	8,906,382
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	6,450	6,882,486
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(i)	3,960	4,009,397
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, Subordinate, 3.00%, 05/01/46	1,488	1,510,096
Sub-Series A-3, 5.00%, 08/01/40(i)	7,286	8,561,429
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(a)	6,260	6,587,559
Series CC, 5.00%, 06/15/47	7,060	7,429,430
Series DD, 5.00%, 06/15/35	3,945	4,290,878
Series FF, 5.00%, 06/15/39	4,050	4,500,274
Series FF, 5.00%, 06/15/45	3,859	3,912,674
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,740	1,932,779
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	5,144	5,587,294
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	5,322	6,134,452

		70,245,130

Ohio — 1.2%
Northeast Ohio Regional Sewer District, Refunding RB
4.00%, 11/15/24(a)	3,154	3,361,471

Security	Par (000)	Value

Ohio (continued)
Northeast Ohio Regional Sewer District, Refunding RB (continued)
4.00%, 11/15/43	$6,919	$7,759,909
4.00%, 11/15/49	2,171	2,314,559

		13,435,939

Pennsylvania — 1.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(i)	6,042	6,788,976
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	3,638	3,743,820
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	1,514	1,771,210
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	2,907	3,009,984
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,120	2,345,096

		17,659,086

South Carolina — 0.7%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(i)	7,065	7,708,327

Texas — 3.3%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,703	2,981,532
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	2,907	3,460,296
Houston Community College System, GO, 4.00%, 02/15/23(a)	3,480	3,594,483
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,985	3,243,472
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	4,438	4,499,006
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(a)	879	925,596
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	8,160	9,334,477
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	2,424	2,522,869
Series A, (GNMA), 3.00%, 09/01/45	1,703	1,692,586
Series A, (GNMA), 3.75%, 09/01/49	1,640	1,707,079
Series A, (GNMA), 3.00%, 03/01/50	3,227	3,207,070

		37,168,466

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	5,313	6,383,863
Virginia Housing Development Authority, RB, M/F Housing, Series C, 3.70%, 08/01/48	3,045	3,143,335

		9,527,198

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/38	$6,810	$8,331,588
Series B, 4.13%, 08/15/43	1,641	1,737,458

		10,069,046

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	2,620	2,684,945
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,707,102

		4,392,047

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4% (Cost: $385,161,709)		405,069,637

Total Long-Term Investments — 157.5% (Cost: $1,676,578,127)		1,802,028,433

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	27,536,170	27,536,170

Total Short-Term Securities — 2.4% (Cost: $27,538,798)		27,536,170

Total Investments — 159.9% (Cost: $1,704,116,925)		1,829,564,603
Other Assets Less Liabilities — 0.2%		3,355,941
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.8)%		(238,384,945)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.3)%		(450,146,266)

Net Assets Applicable to Common Shares — 100.0%		$1,144,389,333

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 2, 2022 to July 1, 2029, is $44,778,551.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$22,733,566	$4,805,101	(a)	$—	$131	$(2,628)	$27,536,170	27,536,170	$1,691	$—

(a)	Represents net amount purchased (sold).

13

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note.	377	03/22/22	$48,244	$599,746
U.S. Long Bond	221	03/22/22	34,372	637,549
5-Year U.S. Treasury Note	449	03/31/22	53,529	517,335

				$1,754,630

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,396,958,796	$—	$1,396,958,796
Municipal Bonds Transferred to Tender Option Bond Trusts	—	405,069,637	—	405,069,637
Short-Term Securities
Money Market Funds	27,536,170	—	—	27,536,170

	$27,536,170	$1,802,028,433	$—	$1,829,564,603

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,754,630	$—	$—	$1,754,630

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(238,322,425)	$—	$(238,322,425)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(688,622,425)	$—	$(688,622,425)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

15